CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Share Capital (Note 15)	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Balance at beginning of period at Dec. 31, 2017	$ 5,107.8	$ 14.2	$ (133.6)	$ (282.9)	$ 4,705.5
Net income				118.2	118.2
Other comprehensive loss (income)			(55.8)		(55.8)
Total comprehensive income					62.4
Share-based payments		2.9			2.9
Dividend reinvestment plan	17.3				17.3
Dividends declared				(87.9)	(87.9)
Balance at end of period at Jun. 30, 2018	5,125.1	17.1	(189.4)	(252.6)	4,700.2
Balance at beginning of period at Dec. 31, 2018	5,158.3	15.6	(220.3)	(321.7)	4,631.9
Net income				129.2	129.2
Other comprehensive loss (income)			75.8		75.8
Total comprehensive income					205.0
Acquisition of Salares Norte	27.0				27.0
Loss on disposal of equity investments at FVTOCI			2.3	(1.3)	1.0
Exercise of stock options	3.3	(0.8)			2.5
Share-based payments		3.0			3.0
Dividend reinvestment plan	22.3				22.3
Dividends declared				(92.3)	(92.3)
Balance at end of period at Jun. 30, 2019	$ 5,210.9	$ 17.8	$ (142.2)	$ (286.1)	$ 4,800.4